S-K 1602(a)(3) Forepart, Sponsor Compensation - Common Shares [Member]	Sep. 23, 2026 USD ($) shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,875,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000